Non-current assets held for sale - Summary of Assets Held for Sale (Details) - Dec. 31, 2023 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of subsidiaries [line items]
Investment accounted for using equity method in Unimos Shanghai	$ 4,278,658	$ 139,734
Unimos Shanghai [member]
Disclosure of subsidiaries [line items]
Investment accounted for using equity method in Unimos Shanghai	$ 4,278,658